Investments - Proceeds From Sales of Available-For-Sale Securities and the Gross Realized Gains and Gross Realized Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Proceeds from sales	$ 218.7	$ 1,939.4	$ 312.0
Gross realized gains	7.1	168.9	9.7
Gross realized losses	$ (0.4)	(19.9)	$ (4.3)
Other information
Average period of time for which securities were traded continuously at a price below book value for securities sold at a loss	2 months
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Assurant Employee Benefits
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Gross realized gains		145.6
Gross realized losses		$ (15.9)